Investments - Summary of Purchase Consideration the Net Assets Acquired and Goodwill (Detail) R$ in Thousands, $ in Millions	Nov. 04, 2024 BRL (R$)	Oct. 29, 2024 USD ($) R$ / USD	Oct. 29, 2024 BRL (R$) R$ / USD	Jun. 28, 2024 BRL (R$)
Compass business combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid		$ 352	R$ 201,372
Total purchase consideration			968,431
Compass business combination [Member] | Earn Out I [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration (Earn-out)			38,054
Compass business combination [Member] | Earn Out II [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration (Earn-out)			R$ 36,849
Compass business combination [Member] | Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | R$ / USD		692,156	692,156
MAV Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid				R$ 5,000
Consideration payable				10,000
Contingent consideration (Earn-out)				18,010
Total purchase consideration				R$ 33,010
Lacan Ativos Reais Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 70,000
Total purchase consideration	103,468
Lacan Ativos Reais Business Combination [Member] | Earn Out I [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration (Earn-out)	18,519
Lacan Ativos Reais Business Combination [Member] | Earn Out II [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration (Earn-out)	R$ 14,949